Quarterly Holdings Report
for

Fidelity Advisor® Series Small Cap Fund

August 31, 2020

AXS5-QTLY-1020
1.967947.106

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Media - 3.5%
Cogeco Communications, Inc.	48,800	$3,658,270
Gray Television, Inc. (a)	393,600	6,108,672
TechTarget, Inc. (a)	84,900	3,368,832
The New York Times Co. Class A (b)	57,500	2,491,475
		15,627,249
CONSUMER DISCRETIONARY - 13.3%
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (a)	18,000	1,692,720
Hotels, Restaurants & Leisure - 1.7%
Churchill Downs, Inc.	35,200	6,151,552
Planet Fitness, Inc. (a)	23,300	1,416,407
		7,567,959
Household Durables - 4.5%
Cavco Industries, Inc. (a)	16,961	3,238,025
Skyline Champion Corp. (a)	190,991	5,450,883
Taylor Morrison Home Corp. (a)	140,400	3,303,612
TopBuild Corp. (a)	28,600	4,398,680
TRI Pointe Homes, Inc. (a)	228,700	3,860,456
		20,251,656
Leisure Products - 1.5%
Brunswick Corp.	28,700	1,776,243
Clarus Corp.	187,790	2,364,276
YETI Holdings, Inc. (a)	53,800	2,764,244
		6,904,763
Multiline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	27,600	2,636,904
Specialty Retail - 3.7%
Aaron's, Inc. Class A	115,908	6,478,098
Murphy U.S.A., Inc. (a)	51,300	6,918,318
Musti Group OYJ	152,579	3,290,188
		16,686,604
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	106,782	4,261,670

TOTAL CONSUMER DISCRETIONARY		60,002,276

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	224,820	9,984,257
Food Products - 1.6%
Nomad Foods Ltd. (a)	297,200	7,328,952

TOTAL CONSUMER STAPLES		17,313,209

ENERGY - 0.9%
Energy Equipment & Services - 0.3%
Cactus, Inc.	62,800	1,387,252
Oil, Gas & Consumable Fuels - 0.6%
Hess Midstream LP (b)	86,699	1,532,838
Rattler Midstream LP	156,900	1,313,253
		2,846,091

TOTAL ENERGY		4,233,343

FINANCIALS - 13.8%
Banks - 5.2%
ConnectOne Bancorp, Inc.	302,376	4,571,925
First Citizens Bancshares, Inc.	15,700	6,172,455
First Interstate Bancsystem, Inc.	122,900	4,031,120
Independent Bank Corp., Massachusetts	40,300	2,532,855
ServisFirst Bancshares, Inc.	97,300	3,566,045
Trico Bancshares	92,300	2,555,787
		23,430,187
Capital Markets - 2.6%
Blucora, Inc. (a)	125,171	1,493,290
LPL Financial	63,000	5,176,080
Morningstar, Inc.	32,264	5,167,080
		11,836,450
Consumer Finance - 1.1%
First Cash Financial Services, Inc.	82,000	4,899,500
Insurance - 2.6%
Enstar Group Ltd. (a)	16,641	2,978,573
Old Republic International Corp.	261,700	4,215,987
Primerica, Inc.	35,100	4,382,235
		11,576,795
Thrifts & Mortgage Finance - 2.3%
Essent Group Ltd.	154,400	5,512,080
WSFS Financial Corp.	165,200	4,840,360
		10,352,440

TOTAL FINANCIALS		62,095,372

HEALTH CARE - 16.8%
Biotechnology - 4.7%
Acceleron Pharma, Inc. (a)	17,500	1,705,725
ADC Therapeutics SA (a)	19,718	870,944
Agios Pharmaceuticals, Inc. (a)	13,300	545,433
FibroGen, Inc. (a)	51,200	2,295,296
G1 Therapeutics, Inc. (a)	16,500	253,275
Global Blood Therapeutics, Inc. (a)	15,900	998,202
Immunomedics, Inc. (a)	29,600	1,318,976
Keros Therapeutics, Inc.	16,900	904,826
Kezar Life Sciences, Inc. (a)	50,300	244,458
Kura Oncology, Inc. (a)	54,500	1,356,505
Kymera Therapeutics, Inc. (a)	700	22,330
Mirati Therapeutics, Inc. (a)	16,800	2,509,416
Passage Bio, Inc.	37,900	627,624
PTC Therapeutics, Inc. (a)	32,200	1,591,485
Relay Therapeutics, Inc. (a)	1,800	72,342
Revolution Medicines, Inc.	42,800	1,212,952
Stoke Therapeutics, Inc. (a)	4,504	132,282
TG Therapeutics, Inc. (a)	64,100	1,590,001
Vaxcyte, Inc.	19,900	901,072
Viela Bio, Inc.	33,300	1,121,877
Xenon Pharmaceuticals, Inc. (a)	65,500	795,825
		21,070,846
Health Care Equipment & Supplies - 3.1%
Haemonetics Corp. (a)	34,400	3,084,304
Integra LifeSciences Holdings Corp. (a)	65,200	3,115,908
Masimo Corp. (a)	12,600	2,822,400
Tandem Diabetes Care, Inc. (a)	38,500	4,339,720
TransMedics Group, Inc. (a)	37,300	665,059
		14,027,391
Health Care Providers & Services - 3.7%
Andlauer Healthcare Group, Inc.	22,600	745,045
Chemed Corp.	17,400	8,997,714
Encompass Health Corp.	45,400	2,961,896
LHC Group, Inc. (a)	19,024	3,965,363
		16,670,018
Health Care Technology - 1.0%
HMS Holdings Corp. (a)	91,300	2,546,357
Phreesia, Inc. (a)	66,000	2,081,640
		4,627,997
Life Sciences Tools & Services - 3.2%
10X Genomics, Inc. (a)	9,017	1,033,529
Berkeley Lights, Inc. (a)	600	39,240
Charles River Laboratories International, Inc. (a)	27,700	6,064,915
ICON PLC (a)	29,100	5,424,531
Syneos Health, Inc. (a)	31,100	1,962,410
		14,524,625
Pharmaceuticals - 1.1%
Arvinas Holding Co. LLC (a)	18,900	490,455
Horizon Therapeutics PLC (a)	36,700	2,756,904
IMARA, Inc.	13,000	302,120
Intra-Cellular Therapies, Inc. (a)	33,600	612,192
Nektar Therapeutics (a)	33,500	647,890
		4,809,561

TOTAL HEALTH CARE		75,730,438

INDUSTRIALS - 19.2%
Aerospace & Defense - 0.4%
Vectrus, Inc. (a)	46,100	2,001,201
Building Products - 2.2%
Armstrong World Industries, Inc.	37,200	2,743,128
Masonite International Corp. (a)	37,400	3,414,246
Patrick Industries, Inc.	64,081	3,601,993
		9,759,367
Commercial Services & Supplies - 1.5%
Tetra Tech, Inc.	75,100	6,932,481
Construction & Engineering - 1.1%
EMCOR Group, Inc.	64,200	4,815,642
Electrical Equipment - 2.4%
Atkore International Group, Inc. (a)	167,900	4,487,967
Generac Holdings, Inc. (a)	33,200	6,307,336
		10,795,303
Machinery - 5.4%
Douglas Dynamics, Inc.	75,800	2,909,962
ESCO Technologies, Inc.	38,000	3,416,960
ITT, Inc.	79,300	4,980,833
Luxfer Holdings PLC sponsored	234,200	3,330,324
Oshkosh Corp.	82,000	6,314,820
SPX Flow, Inc. (a)	81,910	3,561,447
		24,514,346
Professional Services - 4.6%
ASGN, Inc. (a)	72,800	5,224,856
FTI Consulting, Inc. (a)	48,400	5,554,384
ICF International, Inc.	54,076	3,693,932
Insperity, Inc.	53,600	3,611,032
TriNet Group, Inc. (a)	36,600	2,482,944
		20,567,148
Road & Rail - 0.7%
TFI International, Inc.	69,400	3,070,256
Trading Companies & Distributors - 0.9%
GMS, Inc. (a)	156,000	4,132,440

TOTAL INDUSTRIALS		86,588,184

INFORMATION TECHNOLOGY - 17.9%
Electronic Equipment & Components - 4.8%
CDW Corp.	30,400	3,454,960
ePlus, Inc. (a)	46,013	3,530,117
Insight Enterprises, Inc. (a)	68,598	4,102,503
Napco Security Technolgies, Inc. (a)(b)	106,841	2,661,409
SYNNEX Corp.	61,213	7,783,233
		21,532,222
IT Services - 5.0%
Booz Allen Hamilton Holding Corp. Class A	44,700	3,936,282
Endava PLC ADR (a)	35,401	1,929,000
Euronet Worldwide, Inc. (a)	19,300	1,995,234
Genpact Ltd.	110,000	4,639,800
KBR, Inc.	236,700	5,915,133
Repay Holdings Corp. (a)	167,700	4,242,810
		22,658,259
Semiconductors & Semiconductor Equipment - 2.9%
Entegris, Inc.	54,200	3,625,438
Ichor Holdings Ltd. (a)	98,800	2,485,808
Onto Innovation, Inc. (a)	90,300	2,820,972
Synaptics, Inc. (a)	49,252	4,202,673
		13,134,891
Software - 5.2%
Digital Turbine, Inc. (a)	112,300	2,716,537
Everbridge, Inc. (a)	18,300	2,719,563
Five9, Inc. (a)	25,700	3,275,208
j2 Global, Inc. (a)	53,284	3,729,347
Pegasystems, Inc.	22,200	2,852,034
Pluralsight, Inc. (a)	125,800	2,407,812
Proofpoint, Inc. (a)	30,600	3,355,902
RealPage, Inc. (a)	28,900	1,809,718
Zensar Technologies Ltd.	296,888	698,283
		23,564,404

TOTAL INFORMATION TECHNOLOGY		80,889,776

MATERIALS - 4.0%
Chemicals - 1.9%
Ashland Global Holdings, Inc.	39,500	2,910,755
Element Solutions, Inc. (a)	511,400	5,497,550
		8,408,305
Construction Materials - 0.8%
Eagle Materials, Inc.	43,500	3,556,995
Containers & Packaging - 1.3%
Aptargroup, Inc.	37,600	4,451,464
UFP Technologies, Inc. (a)	34,155	1,407,528
		5,858,992

TOTAL MATERIALS		17,824,292

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Americold Realty Trust	125,200	4,801,420
CoreSite Realty Corp.	23,400	2,865,330
Essential Properties Realty Trust, Inc.	63,892	1,084,247
		8,750,997
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	45,700	2,149,271
Cushman & Wakefield PLC (a)	311,533	3,616,898
		5,766,169

TOTAL REAL ESTATE		14,517,166

UTILITIES - 1.9%
Electric Utilities - 0.5%
Portland General Electric Co.	57,700	2,201,255
Gas Utilities - 0.8%
Star Gas Partners LP	354,478	3,473,884
Multi-Utilities - 0.6%
Telecom Plus PLC	155,829	2,857,937

TOTAL UTILITIES		8,533,076

TOTAL COMMON STOCKS
(Cost $361,477,012)		443,354,381

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.12% (c)	6,250,386	6,251,636
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	9,491,511	9,492,460
TOTAL MONEY MARKET FUNDS
(Cost $15,744,096)		15,744,096

Equity Funds - 1.3%
Small Blend Funds - 1.3%
iShares Russell 2000 Index ETF (b)
(Cost $5,505,782)	37,100	5,766,453
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $382,726,890)		464,864,930
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(14,172,213)
NET ASSETS - 100%		$450,692,717

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,751
Fidelity Securities Lending Cash Central Fund	22,475
Total	$43,226

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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